LOSS PER CLASS A and CLASS B ORDINARY SHARE - Computation of basic and diluted loss per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Computation of basic and diluted loss per share
Net loss	¥ (1,191,213)	¥ (669,214)	¥ (442,083)
Net loss attributable to non-controlling interests	1,403
Net loss attributable to redeemable non-controlling interests	2,592	2,807
Accretion to redemption value of redeemable non-controlling interests	(77,644)	(18,627)
Change in redemption value of redeemable preferred shares			(17,760)
Cumulative dividend on redeemable preferred shares	(49,073)	(52,709)	(40,344)
Net loss available to GDS Holdings Limited ordinary shareholders	¥ (1,313,935)	¥ (737,743)	¥ (500,187)
Weighted average number of ordinary share outstanding, basic	1,452,906,722	1,253,559,523	1,102,953,366
Weighted average number of ordinary share outstanding, diluted	1,452,906,722	1,253,559,523	1,102,953,366
Loss per Class A and Class B ordinary share, basic	¥ (0.90)	¥ (0.59)	¥ (0.45)
Loss per Class A and Class B ordinary share, diluted	¥ (0.90)	¥ (0.59)	¥ (0.45)
Proceeds from issuance of ordinary shares		¥ 15,974,517	¥ 4,934,126
Ordinary Shares
Computation of basic and diluted loss per share
Shares issued to depository bank (in shares)	0	32,592,288	48,962,896
Proceeds from issuance of ordinary shares	¥ 0	¥ 0	¥ 0